Stock Based Compensation	12 Months Ended
Dec. 31, 2021
Stock Based Compensation
Stock Based Compensation

Note 12 – Stock Based Compensation

The fair value of stock options and other equity-based compensation issued to employees is recognized as compensation expense over the period of service that generally coincides with the vesting period of the award. The Company recognized compensation costs totaling $2,714 and $182 for the years ended December 31, 2021 and 2020, respectively, which are allocated ratably across Operating Expenses within the accompanying Consolidated Statements of Operations.

At December 31, 2021, the Company had 34,407,949 shares of Common Stock underlying stock options outstanding under the 2014 Plan. Options granted under the 2014 Plan generally had a ten-year term and vest as to 1/4th of these shares after one year after the initial date of service of a service provider and with the balance of the shares vesting in a series of 36 successive equal monthly installments following the first vesting date. The 2014 Plan was terminated upon the Closing, no additional grants will be made under the 2014 Plan. Option awards under the 2014 Plan were generally granted with an exercise price equal to the fair market value of Legacy Solid Power’s common stock at the date of grant. Certain option awards issued under the 2014 Plan provide for accelerated vesting if there is a change in control (as defined in the plan agreements).

On December 8, 2021 and in connection with the Closing, the Company adopted the Solid Power, Inc. 2021 Equity Incentive Plan (the “2021 Plan”). As of December 31, 2021, the 2021 Plan permitted the Company to grant up to 18,900,000 shares of Common Stock to its employees, directors, and consultants, as designated by the board of directors. Awards may be issued in the form of stock options, stock appreciation rights, restricted stock, and restricted stock units. The Company believes that such awards better align the interests of its employees with those of its stockholders. At December 31, 2021, no awards had been granted under the 2021 Plan.

The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model that uses the weighted-average assumptions noted in the following table. Expected volatilities are based on historical volatility of comparable companies. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

When calculating the amount of annual compensation expense, the Company has elected not to estimate forfeitures and instead accounts for forfeitures as they occur.

The fair value of each option grant during the years ended December 31, 2021 and 2020 was estimated on the grant date using the Black-Scholes option pricing model with the following weighted-average assumptions used:

	2021		2020
Approximate risk-free rate	1.04%		1.29%
Volatility	41.45%		43.92%
Average expected life (years)	6	years	6	years
Dividend yield	0%		0%
Weighted-average grant date fair value	$5.1		$0.84
Estimated fair value of total options granted	$25,353		$246

A summary of option activity under the 2014 Plan for the years ended December 31, 2021 and 2020 is presented below:

			Weighted-average
			Remaining
	Number of	Weighted-average	Contractual Term
Options	Shares	Exercise Price	(in years)
Outstanding at January 1, 2020	23,020,981	0.06	7.06
Granted	1,719,754	0.16
Exercised	(1,097,370)	0.02
Forfeited or expired	(167,381)	0.15
Outstanding at December 31, 2020	23,475,984	0.06	6.53

Outstanding at January 1, 2021	23,475,984	0.06	6.53
Granted	12,285,359	5.10
Exercised	(1,160,930)	0.09
Forfeited or expired	(192,464)	0.84
Outstanding at December 31, 2021	34,407,949	1.86	6.98
Exercisable at December 31, 2020	18,023,695	0.04	5.96
Exercisable at December 31, 2021	19,603,474	0.05	5.21

Cash received from options exercised under the 2014 Plan for December 31, 2021 and 2020 was $106 and $23, respectively.

Future compensation costs related to the unvested portion of stock options at December 31, 2021 and 2020 was $23,307 and $593, respectively.

2021 Employee Stock Purchase Plan

The 2021 Employee Stock Purchase Plan (“2021 ESPP”) originated with 3,778,000 shares of Common Stock available for issuance. As of December 31, 2021, 3,778,000 shares remained available for issuance. Beginning on January 1, 2022, the number of shares of Common Stock available for issuance under the 2021 ESPP shall increase by an amount equal to the lesser of (i) 3,778,000 shares of Common Stock (ii) one percent (1%) of the total number of shares of Common Stock outstanding on the last day of the immediately preceding fiscal year or (iii) a number of shares of Common Stock determined by the Administrator no later than the last day of the immediately preceding fiscal year.

The 2021 ESPP is intended to qualify as an “employee stock purchase plan” under Section 423 of the Internal Revenue Code. Substantially all employees are eligible to participate and, through payroll deductions, can purchase shares on dates determined by the administrator. However, with respect to the Section 423 Component, an employee may not be granted rights to purchase stock under the ESPP if the employee, immediately after the grant, would own (directly or through attribution) stock possessing 5% or more of the total combined voting power or value of all classes of the Company’s Common Stock. The purchase price per share sold pursuant to the 2021 ESPP will be the lower of (i) 85% of the fair market value of Common Stock on the enrollment or (ii) 85% of the fair market value on the exercise date. Each offering period will span up to six months. Purchases may be up to 15% of qualified compensation, with an annual limit of $25,000.